Investment Objectives and Goals	Aug. 26, 2025
Virtus Global Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Global Allocation Fund (the “Fund”), a series of Virtus Strategy Trust (the “Trust”)